Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Pension curtailment income and amendment income	€ 187	€ 23	€ 38
Gains from unlisted venture funds	87	162	51
Change in the loss allowance and impairment losses on trade receivables, net	28
Profit on sale of property, plant and equipment	18	21	19
Subsidies and government grants	8	8	2
Foreign exchange gain on hedging forecasted sales and purchases, net			93
Interest income from customer receivables and overdue payments			25
Expiration of stock option liability			18
Other income	96	76	117
Total other income	424	290	363
Other operating expenses
Restructuring, cost reduction and associated charges	(391)	(266)	(568)
Foreign exchange loss on hedging forecasted sales and purchases, net	(88)	(27)
Pension curtailment and plan amendment expense	(56)	(79)	(41)
Changes in provisions	(47)	(13)
Impairment of assets, net of impairment reversals	(38)	(55)	(210)
Losses and expenses related to unlisted venture funds	(36)	(118)	(6)
Retirements and loss on sale of property, plant and equipment	(27)	(52)	(23)
Change in the loss allowance and impairment losses on trade receivables, net		(45)	(24)
Expenses related to sale of receivables transactions			(37)
Other expenses	(70)	(57)	(46)
Total other expenses	€ (753)	€ (712)	€ (955)